Share-Based Payments - Valuation Inputs For Options Granted (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free rate	4.49%
Expected volatility	50.10%
Expected dividends	0.00%	0.00%	0.00%
Expense from share-based payment transactions with employees	£ 34,678,000	£ 31,058,000	£ 35,005,000
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in gbp per share)	£ 0.00	£ 0.00	£ 0.00
Risk free rate			0.60%
Expected volatility			30.00%
Fair value of option (in gbp per share)	£ 20.77	£ 33.45	£ 64.63
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in gbp per share)	£ 39.02	£ 55.05	£ 102.41
Risk free rate		4.20%	1.00%
Expected volatility		50.40%	45.20%
Fair value of option (in gbp per share)	£ 56.41	£ 72.71	£ 115.36